UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               39555 Orchard Hill Place, Ste. 139
                          Novi, MI  48375

   Form 13F File Number:  028-13006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-380-1700

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Novi, MI                    02/08/10
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 64

Form 13F Information Value Total (thousands):     $228,386


List of Other Included Managers: NONE

Form 13F-HR Information Table

                              Title of                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                  Class            CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                  -----            -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories           COM               2824100      8383   174969    SH           SOLE               0       0      174969
Altria Group Inc.             COM             02209S103       240     9750    SH           SOLE               0       0        9750
AMBAC Financial Grp.          COM              23139108         4    32200    SH           SOLE               0       0       32200
Amedisys Inc.                 COM              23436108       532    15880    SH           SOLE               0       0       15880
Amgen, Inc.                   COM              31162100      5854   106626    SH           SOLE               0       0      106626
A-Power Energy Gener          COM             G04136100       291    53240    SH           SOLE               0       0       53240
Berkshire Hathaway Inc.       CL B             84670207       260     3250    SH           SOLE               0       0        3250
China-Biotics Inc.            COM             16937B109       329    22400    SH           SOLE               0       0       22400
China Fire & Sec              COM             16938R103       212    32233    SH           SOLE               0       0       32233
China Security & Sur          COM             16942J105       411    77160    SH           SOLE               0       0       77160
Cisco Systems Inc             COM             17275R102       293    14500    SH           SOLE               0       0       14500
Coach Inc.                    COM             189754104     14266   257928    SH           SOLE               0       0      257928
Coca Cola                     COM             191216100       658    10000    SH           SOLE               0       0       10000
Colgate-Palmolive             COM             194162103       430     5350    SH           SOLE               0       0        5350
ConocoPhilips                 COM             20825C104       455     6681    SH           SOLE               0       0        6681
eBay Inc.                     COM             278642103     11421   410388    SH           SOLE               0       0      410388
EMC Corp                      COM             268648102     10886   475367    SH           SOLE               0       0      475367
Emerson                       COM             291011104       475     8300    SH           SOLE               0       0        8300
Entremed                      COM             29382F103        78    15268    SH           SOLE               0       0       15268
Exxon Mobil Corp.             COM             30231G102      1367    18698    SH           SOLE               0       0       18698
Factset Research Sys          COM             303075105      5256    56060    SH           SOLE               0       0       56060
Fastenal Co.                  COM             311900104       731    12200    SH           SOLE               0       0       12200
First Financial Bancorp       COM             320209109      7937   429470    SH           SOLE               0       0      429470
Franklin Resources I          COM             354613101      1397    12565    SH           SOLE               0       0       12565
General Electric              COM             369604103       325    17750    SH           SOLE               0       0       17750
GFI Group Inc                 COM             361652209       131    28000    SH           SOLE               0       0       28000
Gilead Sciences Inc.          COM             375558103      7484   206501    SH           SOLE               0       0      206501
HCC Insurance Holdings        COM             404132102      7043   243363    SH           SOLE               0       0      243363
Int'l Bus. Machines           COM             459200101       981     6686    SH           SOLE               0       0        6686
ISIS Pharmaceuticals          COM             464330109       473    46740    SH           SOLE               0       0       46740
J P Morgan & Co Inc.          COM             46625H100       335     7887    SH           SOLE               0       0        7887
Johnson & Johnson             COM             478160104       540     8736    SH           SOLE               0       0        8736
Kinetic Concepts Inc.         COM             49460W208       290     6930    SH           SOLE               0       0        6930
LJ International Inc.         ORD             G55312105       467   120059    SH           SOLE               0       0      120059
McDonald's Corporati          COM             580135101      1163    15146    SH           SOLE               0       0       15146
Medtronic Inc.                COM             585055106       696    18767    SH           SOLE               0       0       18767
Merge Technologies Inc.       COM             589981109       484   129880    SH           SOLE               0       0      129880
Microsoft                     COM             594918104       221     7913    SH           SOLE               0       0        7913
Neogen Corp.                  COM             640491106       404     9843    SH           SOLE               0       0        9843
NeuStar Inc.                  CL A            64126X201      5882   225782    SH           SOLE               0       0      225782
Norfolk Southern Cor          COM             655844108       234     3717    SH           SOLE               0       0        3717
Northern Trust Corp;          COM             665859104       665    12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.      COM             686091109     13364   221179    SH           SOLE               0       0      221179
Omnicom Group Inc.            COM             681919106       220     4800    SH           SOLE               0       0        4800
Oracle Corp.                  COM             68389X105       444    14192    SH           SOLE               0       0       14192
Philip Morris Intl  Inc       COM             718172109       609    10400    SH           SOLE               0       0       10400
Portfolio Recovery            COM             73640Q105      6455    85835    SH           SOLE               0       0       85835
Praxair Inc.                  COM             74005P104     11281   118160    SH           SOLE               0       0      118160
Premier Exhibitions           COM             74051E102       440   224322    SH           SOLE               0       0      224322
Procter & Gamble              COM             742718109      2756    42836    SH           SOLE               0       0       42836
Reinsurance Group of America  COM NEW         759351604      9278   172743    SH           SOLE               0       0      172743
Research In Motion Ltd.       COM             760975102      4689    80671    SH           SOLE               0       0       80671
Rockwell Medical              COM             774374102       145    18300    SH           SOLE               0       0       18300
Roper Industries Inc.         COM             776696106     12961   169574    SH           SOLE               0       0      169574
S&P Depository Receipts       UNIT SER 1 S&P  78462F103       664     5282    SH           SOLE               0       0        5282
Sandisk Corp.                 COM             80004C101       506    10150    SH           SOLE               0       0       10150
St. Jude Medical              COM             790849103     10045   234975    SH           SOLE               0       0      234975
Stec Inc.                     COM             784774101       444    25150    SH           SOLE               0       0       25150
Stryker                       COM             863667101     10751   200197    SH           SOLE               0       0      200197
T Rowe Price Group Inc.       COM             74144T108      9523   147553    SH           SOLE               0       0      147553
Teva Pharmaceutical Indus     ADR             881624209       219     4200    SH           SOLE               0       0        4200
Tractor Supply Co.            COM             892356106     14028   289290    SH           SOLE               0       0      289290
Visa Inc.                     COM CL A        92826C839      9430   133980    SH           SOLE               0       0      133980
Waters Corp.                  COM             941848103     10156   130686    SH           SOLE               0       0      130686